Income taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) for the year
Canadian	$ (1,195)	$ (519)	$ (7,013)
Foreign	436	(6,326)	(12,628)
(Loss) Income for the year	(759)	(6,845)	(19,641)
Canadian federal and provincial income taxes at 27% (2020 – 27%; 2019 – 27%)	205	1,848	5,303
Permanent differences and other items	165	(159)	(330)
Fair value adjustments of earnout payments	453
Foreign tax rate in foreign jurisdictions	(167)	(1,551)	(1,308)
Change in unrecognized deferred tax assets	(624)	(138)	(3,810)
Income tax expense	$ 32	$ 0	$ (145)